Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents [abstract]
Bank deposits with original maturity within three months	¥ 5,907	¥ 15,115
Cash at banks and in hand	114,729	75,298
Cash and cash equivalents	¥ 120,636	¥ 90,413	¥ 79,842	¥ 73,812